Share Capital (Details) - USD ($)						1 Months Ended		2 Months Ended	12 Months Ended
	Jul. 30, 2023	May 31, 2023	Feb. 07, 2023	Sep. 29, 2021	May 26, 2021	Jun. 30, 2023	May 31, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022	Apr. 30, 2022
Share Capital [Abstract]
Aggregate amount											$ 1,179,368
Ordinary shares (in Shares)		14,744,026
Gross proceeds, percentage									2.00%
Company accrued liquidated damages										619,355
Company paid liquidated damages										2,219,355
Outstanding accrued liquidated damages
Ordinary shares issued (in Shares)	1,875								107,421,813	82,615,569
Ordinary shares outstanding (in Shares)									107,291,827	82,485,583
Ordinary shares issued (in Shares)													245,098
Aggregate of ordinary share (in Shares)								4,345,887
Gross proceed								$ 15,000,000	$ 45,250,801	$ 21,010,000	$ 74,958,366
Net proceeds								$ 14,300,000
Aggregate exercise price (in Dollars per share)	$ 2,550
Aggregate offering price												$ 500,000,000
Aggregate purchase price									$ 45,300,000
Preferred shares issued (in Shares)					1,000,000				1,000,000	1,000,000
Preferred shares outstanding (in Shares)									1,000,000	1,000,000
Preferred stock voting rights description									The preference shares are entitled to the following preference features: 1) an annual dividend of 8% when and if declared by the Board of Directors; 2) a liquidation preference of $10.00 per share; 3) convert on a one for one basis for ordinary shares, subject to a 4.99% conversion limitation; 4) rank senior to ordinary shares in insolvency; and 5) solely for voting purposes vote 50 ordinary shares, for each preference share.
Dividend percentage			8.00%		8.00%
Dividend on preference shares			$ 800,000						$ 1,600,000
Ordinary shares (in Shares)									129,986	129,986
Restricted stock vesting										$ 76,820
Treasury stock									$ 1,171,679	$ 1,171,679
Aggregate purchase of common stock (in Shares)									10,118,046
Preferred shares [Member]
Share Capital [Abstract]
Aggregate of ordinary share (in Shares)
Preferred shares issued (in Shares)									1,000,000	1,000,000
Preferred shares outstanding (in Shares)									1,000,000	1,000,000
Dividend on preference shares
Treasury Stock [Member]
Share Capital [Abstract]
Ordinary shares (in Shares)										14,472
Warrant [Member]
Share Capital [Abstract]
Exercise price per ordinary share. (in Dollars per share)									$ 7.91
Fair value of warrant									$ 33,300,000
Private placement warrants ]Member]
Share Capital [Abstract]
Private placement warrants outstanding (in Shares)									10,118,046	10,118,046
Common Stock [Member]
Share Capital [Abstract]
Finance gross proceeds									$ 1,600,000
Ordinary shares issued (in Shares)									3,312,680
Aggregate of ordinary share (in Shares)						2,401,776	2,401,776
Gross proceed						$ 7,000,000	$ 7,000,000
Net proceeds						$ 6,700,000	$ 6,700,000
Common Stock [Member] | Warrant [Member]
Share Capital [Abstract]
Ordinary shares, par value (in Dollars per share)				$ 5.93
Warrant to purchase				$ 10,118,046
Exercise price per ordinary share. (in Dollars per share)				$ 7.91
Common Stock [Member] | Private Placement [Member]
Share Capital [Abstract]
Aggregate amount				$ 80,000,017
Ordinary shares (in Shares)				13,490,728
Ordinary shares, par value (in Dollars per share)				$ 0.01
Geney Development Limited [Member]
Share Capital [Abstract]
Equity percentage			30.00%
Zhaohui Deng [Member]
Share Capital [Abstract]
Equity percentage			70.00%
2021 Second Plan [Member]
Share Capital [Abstract]
Ordinary shares issued (in Shares)	1,875